CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2023
Disclosure Of Cash Flow Information [Abstract]
CASH FLOW INFORMATION	CASH FLOW INFORMATION
28(a)    Investing activities with partial cash payments

(i) Purchase of PPE	For the year end December 31,
	2023	2022
	US$’000	US$’000
Acquisition of property, plant and equipment	4,649	3,553
Add: Payable for PPE or CIP - Opening	152	173
Less: Payable for PPE or CIP - Ending	(56)	(152)
Less: Prepayment for PPE & CIP - Opening	(599)	(427)
Add: Prepayment for PPE & CIP - Ending	108	599
Cash paid during the year	4,254	3,746

(ii) Dividend paid	For the year end December 31,
	2023	2022
	US$’000	US$'000
Dividends paid to company’s shareholders	284	565
Add: Payable for dividends-Opening	291	670
Less: Payable for dividends-Ending	(220)	(291)
Other	2	(379)
Cash paid during the year	357	565
28(b)    Reconciliation of liabilities arising from financing activities

	Interest -bearing loans and borrowings	Lease liabilities	Total
	US$’000	US$’000	US$’000
Balance at January 1, 2022	65,387	2,487	67,874
Changes in cash flows	(5,176)	(616)	(5,792)
Foreign exchange adjustments	(2,480)	(44)	(2,524)
Acquisition lease	—	851	851
Other changes	—	(15)	(15)
Remeasurement	—	(89)	(89)
Balance at December 31, 2022	57,731	2,574	60,305
Changes in cash flows	(4,457)	(691)	(5,148)
Foreign exchange adjustments	463	21	484
Acquisition lease	—	177	177
Other changes	—	(1)	(1)
Remeasurement	—	1	1
Balance at December 31, 2023	53,737	2,081	55,818